Total Capital and Net Income Per Unit - Summary of Issuances of Common Units (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2016	Jul. 31, 2015	Nov. 30, 2014	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 31, 2013
Capital Unit [Line Items]
Number of common units Issued, general partnership					5,525,310	211,077	213,350
Common units issued	21,978,022	14,402,304	6,704,888
Offering price (USD per share)	$ 4.55	$ 20.83	$ 26.10
Partners' Capital Account, Distributions, Payment In Kind, Units				4,558,624
Partners' Capital Account, Distributions, Payment In Kind					$ (15,239)
General partner's interest					2.00%
Conversion of Convertible Preferred Units, units	8,323,809
Conversion of Convertible Preferred Units					$ 47,171
General Partnership Capital [Member]
Capital Unit [Line Items]
Partners' Capital Account, Private Placement of Units	$ 102,000		$ 178,600
Gross Proceeds					31,800	$ 3,600	$ 7,800
Net proceeds	$ 99,500		$ 178,500		31,000	$ 3,500	$ 7,600
Teekay Corporation’s Ownership After the Offering	29.25%		27.26%
Petrojarl Knarr Fpso [Member]
Capital Unit [Line Items]
Partners' Capital Account, Private Placement of Units		$ 306,100
Net proceeds		$ 306,100
Teekay Corporation’s Ownership After the Offering		37.06%
General Partner [Member]
Capital Unit [Line Items]
Net proceeds				$ 500
Partners' Capital Account, Distributions, Payment In Kind				$ 500	$ 630
General partner's interest					2.00%
Conversion of Convertible Preferred Units	$ 900				$ 889
Limited Partner [Member]
Capital Unit [Line Items]
Net proceeds	$ 700
Inducement Premium on Series C Preferred Units Conversion [Member]
Capital Unit [Line Items]
Conversion of Convertible Preferred Units, units	6,400,000
Series C Preferred Units [Member]
Capital Unit [Line Items]
Number of common units Issued, general partnership		10,400,000
Series C Preferred Units [Member] | Induced Exchange of Series C Preferred Units [Member]
Capital Unit [Line Items]
Shares converted	1,900,000
Common Units [Member]
Capital Unit [Line Items]
Number of common units Issued, general partnership						211,000
Partners' Capital Account, Distributions, Payment In Kind, Units					4,558,000
Conversion of Convertible Preferred Units, units	1,900,000				8,324,000
Common Units [Member] | Limited Partner [Member]
Capital Unit [Line Items]
Conversion of Convertible Preferred Units, units	8,300,000
Maximum [Member] | Limited Partner [Member]
Capital Unit [Line Items]
Issue new common units, limited partner interests	$ 100,000							$ 100,000